Note 22 - Cash and Cash Equivalents - Exposure to Risk (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ZWL ($)
Overdraft facility of Stanbic Bank, RTG [member]
Statement Line Items [Line Items]
Denomination		$ 112,000,000
Interest rate	32.00%	32.00%
Overdraft facility of Stanbic Bank, USD [member]
Statement Line Items [Line Items]
Denomination	$ 1,000,000
Interest rate	10.00%	10.00%